The Ingenuity Medical Specialists Fund                             June 28, 2000



         Supplement to the Ingenuity Medical Specialists Fund Prospectus
                              dated March 15, 2000

We are pleased to inform you that effective June 23, 2000, Ingenuity Capital Trust has changed its name to:

                               MARKETOCRACY FUNDS

The names of the individual series within the Trust has also changed as follows:

FORMER NAME
The Ingenuity Medical Specialists Fund

NEW NAME
The Marketocracy Medical Specialists Fund

    PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.